PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046-1173
713.626.1919 www.invesco.com

April 28, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

CIK No. 0000896435

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to the Series I and II shares of Invesco V.I. American Franchise Fund, Invesco V.I. American Value Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Money Market Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Managed Volatility Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Mid Cap Growth Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund, and Invesco V.I. Value Opportunities Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 67 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 67 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 26, 2016.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at

(713) 214-7888.

Sincerely,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel